Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary Shares, par value	$ 0.01	$ 0.01
Ordinary Shares, Authorized	500,000,000	500,000,000
Ordinary Shares, Issued	139,521,000	135,622,000
Ordinary Shares, outstanding	139,521,000	135,622,000